Transaction and Reverse Recapitalization - Summary of Net Proceeds and Reconciles Elements of Transaction to Consolidated Statements of Convertible Preferred Stock, Stockholders' Deficit and Members' Equity (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Net cash proceeds from Transaction and Maxim Private Placement	$ 3,307,162
Add: Series A preferred stock issuance costs		$ 9,349,675
Add: reverse recapitalization issuance costs in excess of gross proceeds	6,566,821
Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs	3,443,750
OTR Acquisition Corp
Business Acquisition [Line Items]
Add: reverse recapitalization issuance costs in excess of gross proceeds	(6,566,821)
Less: derivative warrant liabilities assumed	(2,286,379)
OTR Acquisition Corp | Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Net cash proceeds from Transaction and Maxim Private Placement	3,307,162
Add: Series A preferred stock issuance costs	161,535
Add: reverse recapitalization issuance costs in excess of gross proceeds	6,566,821
Less: derivative warrant liabilities assumed	(2,286,379)
Less: issuance of Series A preferred stock to settle stock issuance costs and underwriting fees payable	(4,305,389)
Issuance of common stock in connection with the Transaction and Maxim Private Placement, net of redemptions, net tangible assets, and issuance costs	$ 3,443,750